Share based compensation	12 Months Ended
Dec. 31, 2016
Share based compensation
Share based compensation

16.    Share based compensation

Share Incentive Plan

In March 2011, Board of directors of the Company approved “2011 Global Share Plan” (the “2011 Plan”). According to the Plan, 10,401,229 ordinary shares have been reserved to be issued to any qualified employees, directors and consultants as determined by the Board. The option will expire the earlier of (i) termination of service with the Company, (ii) the tenth anniversary of the grant date, unless an earlier time is set in the option award agreement.

Under the 2011 Plan, these options have exercise prices ranging from nil to US$15.00 per ordinary share. The options will be exercisable only if option holder continues employment or consultant provide services through each vesting date. Granted options will follow below vesting schedules, one fourth (1/4) of which shall vest and become exercisable upon the first anniversary of the date of grant and one forty-eight (1/48) of the shares subject to the option shall vest each month thereafter, subject to option holder continuing to be a service provider through each vesting date.

On April 10, 2014, the Company adopted the 2014 share incentive plan (the “2014 Plan”). The maximum aggregate number of shares which may be issued pursuant to all awards under the 2014 Plan shall initially be 6,300,000 Class A ordinary shares, plus an annual increase of 1.5% of the total outstanding share capital as of December 31 of the immediately preceding calendar year, or such lesser number of Class A ordinary shares as determined by the board of directors of the Company on the first day of each fiscal year beginning in 2015.

Service-based share options

The Company granted 500,000, 745,000 and nil serviced-based share options to its officers, director and employees for the years ended December 31, 2014, 2015 and 2016, respectively under the 2011 Plan and 2014 Plan. These awards generally vest over a four year term. These awards are accounted for in accordance with ASC 718 “Compensation — stock compensation”.

Share-based compensation expenses related to service-based share options of RMB37,725, RMB 38,416 and RMB 28,655, were recognized in the consolidated statements of comprehensive income for the years ended December 31, 2014, 2015 and 2016, respectively. The unamortized compensation costs related to unvested awards not yet recognized were RMB15,450 as of December 31, 2016, adjusted for estimated forfeitures, and weighted average period over which it would be recognized was 0.95 years. No income tax benefit was recognized in the consolidated statements of comprehensive income for share-based compensation arrangements for the years ended December 31, 2014, 2015 and 2016, as no tax deduction was claimed. There was no compensation cost capitalized for the years ended December 31, 2014, 2015 and 2016.

The summary of service-based share options activities under the Share Incentive Plan as of December 31, 2016, and changes during the years, is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Weighted Average fair value at grant date	Aggregate Intrinsic Value
		US$	In years	US$	US$
Outstanding as of December 31, 2014	6,502,897	1.42	7.29	3.41	79,877
Granted	745,000	15.00		8.05
Forfeited	(273,198)	4.91		7.71
Exercised	(1,427,716)	1.11		5.21	11,357
Outstanding as of December 31, 2015	5,546,983	3.15	6.60	3.36	38,994
Forfeited	(723,023)	7.32		8.11
Exercised	(3,071,690)	0.15		0.59	14,928
Outstanding as of December 31, 2016	1,752,270	6.70	6.73	6.27	4,289
Vested and expected to vest as of December 31, 2016	7,255,584	1.84	5.37		30,051
Exercisable as of December 31, 2016	1,429,689	5.45	6.50		4,038

The weighted average grant date fair value of options vested during 2014, 2015 and 2016 was US$3.23, US$5.76 and US$6.33, respectively.

No option expired during the years ended December 31, 2014, 2015 and 2016.

The share-based compensation expenses are measured at the fair value of the award as calculated under the Binomial option-pricing model. Assumptions used in the Binomial option-pricing model are presented below:

	For the years ended December 31,
	2014	2015	2016
Risk-free interest rates (%)(1)	3.35%	2.52%	NA
Exercise multiples(2)	2.2 times	2.2 times	NA
Expected dividend yield(3)	0%	0%	NA
Expected volatility (%)(4)	43%	46%	NA
Contract life	10 years	10 years	NA

(1)

The risk-free interest rate is based on the implied yield rates of China government bonds denominated in US$ for a term consistent with the expected life of the awards in effect at the time of grant if such rates are available.

(2)

The expected exercise multiple is the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employee exercise history, it was estimated by referencing to Valuing Employee Stock Options (published by John Wiley & Sons. Inc. 2004 edition), a well-accepted academic publication.

(3)	The dividend yield was estimated based on the Company’s expected dividend policy over the expected life of the options.
(4)

The Company estimates the volatility of its common stock at the date of grant based on the historical volatility of similar U.S. and Hong Kong public companies for a period equal to the expected life preceding the grant date.

Founders’ shares

In accordance with the shareholders agreement dated as of July 15, 2009, all ordinary shares ultimately owned by the Company’s Founders would become subject to four-year vesting, with 25% vesting on the first anniversary and remainder vesting monthly thereafter in thirty-six equal monthly installments. The Founders’ shares vest immediately in the event that i) Founder’s continuous status as a service provider is terminated by the Company without cause; ii) there occurs a change in control of the Company or iii) there occurs a Qualified IPO as defined in Redeemable Preferred Shares. The Company accounted for this arrangement similar to a reverse stock split, followed by the grant of restricted stock awards subject to service vesting conditions, though these Founders’ shares are legally outstanding from the grant day. Accordingly, compensation cost was measured based on the fair value of the ordinary shares at the grant date and was recognized over the requisite service period.

In connection with the issuance of Redeemable Preferred Shares, the Company amended the vesting schedule of all Founders’ shares under which Founders’ shares that were unrestricted became subject to vesting again with 1/48th of the options vesting each month after the issuance of each Series of Redeemable Preferred Shares. The modification did not result in charge as there was no incremental value resulted from the modification.

For the years ended December 31, 2014, 2015 and 2016, the Company recognized share based compensation expense related to the Founders’ shares of RMB1,392, nil and nil, respectively. Shares were granted to the founders on July 15, 2009, and the fair value per share at that time was US$0.01.

The total fair value of shares vested during 2014, 2015 and 2016 was RMB1,922,067, nil and nil, respectively.

Restricted Share Units

Summary of Service-Based Restricted Share Units

The summary of Service-Based Restricted Share Units (“RSUs”) activities as of December 31, 2016, and changes during the periods, is presented below:

Restricted Shares	Number of Shares	Weighted-Average Grant-Date Fair Value
		US$
Unvested as of December 31, 2014	34,489	22.23
Granted	300,975	16.85
Vested	(8,659)	22.26
Forfeited	(36,357)	16.80

Unvested as of December 31, 2015	290,448	17.33

Granted	100,000	4.08
Restricted shares vested	(84,107)	18.55
Forfeited	(65,075)	16.04

Unvested as of December 31, 2016	241,266	11.77

For the years ended December 31, 2014, 2015 and 2016, total share-based compensation expenses recognized by the Company for the RSUs granted were RMB542, RMB7,945 and RMB9,615, respectively.

As of December 31, 2016, there were RMB15,046 of unrecognized share-based compensation expenses related to the RSUs granted. The expenses are expected to be recognized over a weighted-average period of 2.79 years.